FINANCIAL INSTRUMENTS - Contractual Cash Flow Requirements (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 191,618
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	125,635
Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	23,107
Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	8,442
Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	34,434
Less than a year
Disclosure of financial liabilities [line items]
Financial liabilities	177,385
Less than a year | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	125,635
Less than a year | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	13,101
Less than a year | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,215
Less than a year | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	34,434
1-3 years
Disclosure of financial liabilities [line items]
Financial liabilities	13,944
1-3 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
1-3 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	10,006
1-3 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,938
1-3 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years
Disclosure of financial liabilities [line items]
Financial liabilities	289
4-5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	289
4-5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0